LOANS	12 Months Ended
Dec. 31, 2018
LOANS [Abstract]
LOANS
13.	LOANS

Short-term and long-term loans as of December 31, 2018 and 2017 comprise the following:

	2018	2017
Current Loans
2014 Notes	-	1,758,428
2018 Notes Interest	227,114	55,614
Financial Leasing (Note 22)	215,722	148,567
Total Current loans	442,836	1,962,609
Non Current Loans
2014 Notes	-	3,512,517
2018 Notes Interest	18,714,529	-
Financial Leasing (Note 22)	1,439,687	1,167,494
Total non current loans	20,154,216	4,680,011
Total (1)	20,597,052	6,642,620

(1)	Issuance expenses net for Ps. 120,420 and Ps. 12,584 as of December 31, 2018 and 2017, respectively.

The activity of the loans as of December 31, 2018 and 2017 is the following:

	2018	2017
Beginning balance	6,642,620	7,217,464
Inflation adjustment restatement	(7,106,426)	(1,478,063)
Accrued interest	1,498,556	619,727
Effect of foreign exchange rate change	12,848,796	781,956
VAT unpaid installments	19,104	7,210
Proceeds from loans	13,821,521	-
Payment of loans(1)	(1,328,029)	(125,951)
Payment of redemption of loans	(4,796,243)	-
Interest paid (2)	(1,002,847)	(379,723)
Ending balance	20,597,052	6,642,620

(1)	For the years ended on December 31, 2018 and 2017, Ps. 101,968 and Ps. 66,075 respectively were cancelled through the offseting of debit balances maintained with the creditor (Pampa Energía).

(2)	For the years ended on December 31, 2018 and 2017, Ps. 97,101 and Ps. 77,565, respectively, were cancelled through the offseting of debit balances maintained with the creditor (Pampa Energía).

The maturities of the current and non-current loans as of December 31, 2018 are as follows, not including issuance expenses:

Less than one year	212,063
From 1/01/2020 to 12/31/2020	-
From 1/01/2021 to 12/31/2021	-
From 1/01/2022 onwards	18,850,000
Ending balance	19,062,063

The following are the maturities of the finance leases in force as of December 31, 2018:

Due:
as of 12/31/2018	56,892
To due
From 1/01/2019 to 12/31/2019	158,830
From 1/01/2020 to 12/31/2020	172,178
From 1/01/2021 to 12/31/2021	186,635
From 1/01/2022 to 12/31/2022	202,306
From 1/01/2023 onwards	878,568
Ending balance	1,655,409

The following table sets reconciliation between the total of future minimum lease payments as of December 31, 2018, and their present book value:

As of 12/31/2019	338,887
From 1/01/2020 to 12/31/2020	282,034
From 1/01/2021 to 12/31/2021	282,034
From 1/01/2022 to 12/31/2022	282,034
From 1/01/2023 onwards	1,014,583
Total minimum future payments	2,199,572
Future financial charges on financial leases	(544,163)
Book Value financial leases	1,655,409

Issuance of notes under the 2017 Global Program (the “2017 Program”):

Notes Class 1 (“2014 Notes”)

The 2017 Program provides for the issuance of up to a maximum principal amount of U.S.$400 million in notes, and was authorized by resolutions of an Extraordinary Shareholders’ Meeting dated April 25, 2013, and by resolutions of its Board of Directors adopted on July 23, 2013 and December 23, 2013. The program was also authorized by the CNV on January 3, 2014, after the issuance of Resolution No. 17,262.

On February 7, 2014, TGS issued the 2014 Notes according to the following characteristics:

	2014 Notes

Amount in U.S.$	255,451,506
Interest rate	9.625% anual
	Scheduled payment date	Percentage of original principal amount
Amortization	May 14, 2014	25%
	May 14, 2018	25%
	May 14, 2019	25%
	May 14, 2020	25%
Frequency of Interest payment	Semiannual, payable el May 14 and November 14 of each year.
Guarantor	None

The 2014 Notes are traded in the BCBA, the MAE and the Euro MTF of the Luxembourg Exchange.

The book values are based on amortized cost at an effective rate of 10.126%.

As of December 31, 2018, 2014 Notes are completely canceled according to what is mentioned below.

Class 2 Notes  (“2018 Notes”)

The General Annual Shareholders’ Meeting held on April 26, 2017, ordered the increase of up to U.S.$ 700,000,000 (or its equivalent in other currencies) of the 2017 Program authorized by the CNV by Resolution No. 17.262 dated January 3, 2014.

On May 2, 2018, within the framework of the 2017 Program, the Company issued the 2018 Notes according to the following characteristics:

	2018 Notes
Amount in U.S.$	500,000,000
Interest Rate	6.75% annual
Issuance price	99.725%
	Scheduled payment date	Percentage of the principal to be paid
Amortization	May 2, 2025	100%
Frequency of interest payment	Semiannual, payable on May 2 and November 2 of each year.
Guarantor	None

The authorization for the public offering of the 2017 Program was granted by the CNV through Resolutions No. 17,262 and 18,938 dated January 3, 2014 and September 15, 2017, respectively. On October 31, 2018, through Disposition No. DI-2018-55-APN-GE#CNV, the CNV granted the extension of the 2017 Program until January 3, 2024.

Funds obtained by the Company are applied to:

i. The repurchase of the Class 1 Notes (the “2014 Notes”) for U.S.$ 86,511,165;
ii. the cancellation and total redemption of the 2014 Notes for U.S.$ 120,786,581;
iii. the balance of net funds to make investments in capital expenditures.

The value of the financial debt is based on its amortized cost calculated as cash flows discounted at an effective rate of 7.088%.

Covenants

As of the date of issuance of these consolidated financial statements, the Company has complied with a series of restrictions derived from its current financial agreements, which include, among others, those related to obtaining new loans, payment of dividends, granting of guarantees, disposal of certain assets and make certain transactions with related parties.

The Company may contract new debts under the following conditions, among others:

a. To the extent that after the new debt has been incurred (i) the consolidated coverage ratio (calculated as the quotient of the consolidated adjusted EBITDA -earnings before financial results, income tax, depreciation and amortization-) and the consolidated interest expense) is equal or higher than 2.0:1; and (ii) the consolidated debt ratio (calculated as the quotient of the consolidated debt and the consolidated EBITDA) is equal to or lower than 3.5:1.

b. For the refinancing of the outstanding financial debt.

c. Originated by customer advances.

The Company may pay dividends under the following conditions: (i) the Company is not in default under 2018 Notes, and (ii) immediately after any dividend payment, the Company may incur new debts according to the provisions in point a. of the preceding paragraph.

Financial Leasing

Corresponds to the financing obtained for the acquisition of the corresponding assets to the treatment and compression plant located in the area of Río Neuquén. Said agreement was concluded on August 11, 2016 with Petrobras (currently Pampa Energía) and consists of the payment of 119 consecutive monthly installments of U.S.$ 623,457 without taxes and an option to purchase for the same amount payable at the end of the 120th month of the effectiveness of the contract.